Schedule of Prepaid Expenses and Other Current Assets (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	¥ 567,552	¥ 6,850
Deposits	2,480	2,450
Consumption taxes paid	40,730	3,725
Others	45,923	16
Total prepaid expenses and other current assets	¥ 656,685	¥ 13,041